Note 15 - Other Long-term Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Long-term Liabilities, Disclosure [Text Block]
15—OTHER
LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2018	2017
Provision for retirement indemnities (Japan & France), less current portion	2,222	2,008
Provision for employee termination indemnities (Italy) less current portion	170	349
Provision for employee termination indemnities (Korea) less current portion	30	–
Provision for Asset Retirement Obligation (Japan) less current portion	118	101
Provision for warranty costs, less current portion	191	184
Conditional government advances, less current portion	1,039	1,039
Accrued interest less current portion	30	–
Total	3,800	3,68 1

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at
December 31, 2018
represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:

	Pension Benefits - France
	2018	2017
Discount rate	1.60%	1.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24

	Pension Benefits - Japan
	2018	2017
Discount rate	0.50%	0.50%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

In
2018,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	966	1,255
Current liabilities	10	55
Accumulated other comprehensive income (loss)	(161)	(416)
Total	815	895

In
2017,
provision presentation according to ASC
715
in thousands of euros:

	France	Japan

Non-current liabilities	867	1,141
Current liabilities	27	40
Accumulated other comprehensive income (loss)	(165)	(412)
Total	729	769

The Company does
not
have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three
years ending
December 31, 2018:

France	2018	2017	2016

Change in benefit obligations:
Benefit obligations at beginning of year	895	842	694
Service cost	67	66	45
Interest cost	14	13	15
Actuarial (gain) / loss	–	–	88
Amortization of net prior service cost	1	1	–
Benefits paid	–	(27)	–
Benefit obligations at end of year (1)	976	895	842
Unrecognized actuarial (gain) loss (2)	141	144	147
Unrecognized prior service cost (2)	20	22	23
Accrued pension cost	815	729	672

(1)	The accumulated benefit obligation was €692 thousand and €627 thousand at December 31, 2018 and 2017 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2019 is €4 thousand.

Japan	2018	2017	2016

Change in benefit obligations:
Benefit obligations at beginning of year	1,182	1,162	906
Service cost	131	118	81
Interest cost	6	6	10
Amortization of net loss	26	24	16
Actuarial (gain) / loss	–	(12)	147
Benefits paid	(94)	(17)	(38)
Exchange rate impact	(60)	(99)	40
Benefit obligations at end of year (1)	1,311	1,182	1,162
Unrecognized actuarial (gain) loss (2)	416	412	464
Unrecognized prior service cost (2)	–	–	–
Accrued pension cost	895	769	698

(1)	The accumulated benefit obligation was €960 thousand and €872 thousand at December 31, 2018 and 2017, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2019 is €26 thousand.

The benefits expected to be paid in each of the next
five
fiscal years, and in the aggregate for the
five
fiscal years thereafter, are detailed in the table below:

	France	Japan

2019	10	55
2020	–	6
2021	86	55
2022	–	75
2023	107	96
2024-2028	277	743